   The High
   Yield Income
   Fund, Inc.
-------------------------------------------------------------------
   Annual Report
   August 31, 2002

                                       LETTER TO
                                       SHAREHOLDERS
                                       ----------------------------
                                                   October 15, 2002

Dear Shareholder:

Performance at a Glance
Several developments contributed to the difficult conditions that plagued the U.S. high yield bond market during our fiscal year ended August 31, 2002. From the September 11 terrorist attacks on the United States to corporate governance scandals at well-known U.S. companies to the threat of war between the United States and Iraq, there was no shortage of news that undermined investor confidence in riskier assets. Investors sold stocks and high yield bonds (commonly called "junk bonds") and purchased U.S. Treasuries and other conservative securities. In light of this flight-to-quality trend, it is not surprising that the U.S. high yield market returned -7.65% for the 12-month period ended August 31, 2002, according to the Lehman Brothers U.S. Corporate High Yield Index (the Index). For the same time frame, the Fund returned - 6.85% compared with the -14.12% return of its Lipper Closed-End High Current Yield Average peer group.


                   FUND'S PERFORMANCE
                     As of 8/31/02

                               Total Return      NAV     Market Price
                                 12 months     8/31/02     8/31/02
High Yield
 Income Fund(1)                    -6.85%       $4.53       $4.67

Lipper Closed-End
 High Current Yield Avg.(2)       -14.12          N/A        N/A

Lehman Brothers U.S.
 Corporate High Yield Index(3)     -7.65          N/A        N/A

1. Source: Prudential Investments LLC. Total return of the Fund represents the change in net asset value from the beginning of the period (9/1/01) through the end (8/31/02), and assumes the reinvestment of dividends and distributions. Shares of the Fund are traded on the New York Stock Exchange, Inc. using the symbol HYI. Past performance is not indicative of future results.

2. Source: Lipper Inc. These are the average returns of 25 funds in the Closed-End High Current Yield category for 12 months.

3. Source: Lipper Inc. The Lehman Brothers U.S. Corporate High Yield Index is an unmanaged index of fixed-rate, noninvestment-grade debt securities with at least one year remaining to maturity.

                              YIELD AND DIVIDEND
                                As of 8/31/02

               Total Monthly Dividends
                   Paid Per Share          Yield at Market Price
                      12 months
                        $0.56                      11.88%

The Fund's primary investment objective is to maximize current income to shareholders. As a secondary investment objective, the Fund will seek capital appreciation, but only when consistent with its primary objective. The Fund will seek to achieve its objectives by investing primarily in corporate bonds rated below investment grade by independent rating agencies. Bonds rated below investment grade are commonly known as junk bonds and are subject to greater risk of default and higher volatility than investment-grade bonds. Furthermore, these bonds tend to be less liquid than higher-quality bonds.
The Fund is diversified, and we carefully research companies to find those with attractive yields and improving credit quality.

Market Background

A YEAR OF SEVERE TESTS FOR U.S. HIGH YIELD BONDS

The U.S. economy was already in a recession when our fiscal year began on September 1, 2001. Then terrorists attacked the United States on September 11, inflicting further harm on the already frail economy. The Federal Reserve (the Fed) responded aggressively by cutting short-term interest rates on September 17, October 2, November 6, and December 11. The four reductions, in addition to seven other reductions earlier in 2001, left short-term rates near record lows. By lowering borrowing costs, the Fed hoped to encourage consumers to spend more on goods and services, and corporations to increase investment in new factories, office buildings, and equipment.

Because the Fed's moves were expected to stimulate economic growth that could boost corporate profitability, there was renewed enthusiasm for high yield bonds in November and December 2001. This trend carried over into early 2002 as the economy began to recover by growing at an annualized 5.0% during the first three months of the year. In fact, junk bonds posted the highest return in the U.S. fixed income markets in the first quarter of 2002, even though the business environment remained very challenging for most sectors of the high yield market.

In the spring of 2002, economic growth began to slow and the business climate for high yield bonds deteriorated amid doubts about the recovery of corporate earnings. Moreover, reports of accounting scandals at WorldCom and Adelphia Communications further encouraged investors to sell stocks and high yield bonds and purchase U.S. Treasuries. Many corporate bonds that were previously rated investment grade, such as those of Qwest Communications and Tyco International, had their ratings downgraded to junk bond status. Prices of these so-called "fallen angels" (companies that drop from investment to noninvestment grade) tumbled sharply, putting downward pressure on the high yield market once they were reclassified as junk bonds.

By August 2002, junk bonds had become so inexpensive relative to comparable Treasuries that bargain hunters began to purchase them, enabling the high yield market to post an impressive return for that month. However, these gains were not enough to offset earlier losses, and the return for the high yield market was negative for the year ended August 31, 2002, based on the Index.

MODEST TELECOM EXPOSURE AIDED RELATIVE PERFORMANCE
Under these volatile market conditions, individual high yield bonds were largely perceived as either very risky or as debt securities that would allow bondholders to "sleep at night." It seemed few were viewed as falling in between the two extremes.

Many of the bonds deemed very risky were in the telecommunications sector. The telecom industry has struggled with overcapacity that was built up in the 1990s when there was an abundance of capital to finance the construction of fiber optic networks. News that WorldCom had inflated its profits by billions of dollars dealt another blow to the industry. WorldCom filed the largest bankruptcy in U.S. history in July 2002. While declines in the value of the Fund's telecom bonds detracted from its returns during our fiscal year, the fact that the Fund had a relatively modest telecom exposure helped it outperform the Index, which included a sizable percentage of telecom debt.

TURMOIL IN THE CABLE AND UTILITIES SECTORS
In addition to the telecom sector, the cable and utilities sectors were also shaken by reports of fraud at well-known firms. The Fund had considerable exposure to bonds and preferred stock in the cable sector, which stood at 6.1% of its total investments as of August 31, 2002. High yield investors have historically viewed the cable industry favorably for its steady cash flows. This perception was shaken by the bankruptcy of Adelphia Communications, which spread gloom throughout the sector. Adelphia revealed that it had overstated its revenue and subscriber data. Moreover, Adelphia's founder and certain members of his family were charged with misusing company monies. While the Fund held a modest amount of Adelphia's debt issues, it owned bonds of Cablevision Systems, Charter Communications, and other cable firms whose prices declined sharply.

The utilities sector suffered from low electricity prices and fallout from Enron Corporation, an energy-trading firm that went bankrupt in late 2001. The Fund's largest holding in this sector was Calpine, an electrical power generator. Despite the company's success at improving its liquidity profile, its bonds declined in value in sympathy with other bonds in the sector during our 12-month reporting period.

SOME SECTORS PERFORMED WELL DESPITE THE FRAY
In contrast to the negative returns posted by telecom, cable, and utilities, some industry sectors, such as the consumer-sensitive gaming, lodging, and leisure sectors, generated positive returns for the 12 months ended August 31,

2002. Among the additional industry sectors that provided solid returns were capital goods, building products, and transportation (excluding airlines). The Fund had positions in these and other sectors, including bonds of Graham Packaging, Radnor, and Fox Kids, that gained in value during our reporting period.

It is also worth noting that the Fund outperformed the Lehman Brothers U.S. Corporate High Yield Index for the year ended August 31, 2002, even though the Fund uses leverage. Leverage refers to the practice of taking out a low-interest loan against a percentage of the assets in a portfolio and using that money to purchase other investments. This strategy can significantly enhance portfolio returns when financial markets rally. However, when financial markets decline, as they did during our fiscal year, a portfolio that is more heavily leveraged will suffer more than one with less leverage. We had originally lowered the Fund's leverage in the first half of our fiscal year, but we subsequently increased its leverage when it seemed the economy was on the road to a robust recovery that would benefit high yield bonds. The damage to the Fund's relative performance from its use of leverage was offset by its comparatively modest exposure to telecom bonds and its generally defensive positioning.

LOOKING AHEAD
Recently released statistics indicate that the economic expansion is struggling to stay on track. Not surprisingly, there is widespread concern that the economy could sink into a so-called "double-dip" recession. This view, the ongoing bear market in stocks, and the growing threat of war between the United States and Iraq have caused the high yield market to give back some of the gains it realized in August 2002. Nevertheless, we believe it will be clear a year from now that some companies in troubled sectors of the junk bond market were oversold. We will watch for signs of recovery in these industries, such as airline, cable TV, and electric power.

The Fund continues to hold bonds of select firms in the cable and utilities industries that provide solid interest income and have the potential to gain in value. Moreover, we are gradually shifting exposure to sectors that exhibit stable-to-improving business fundamentals. Recent additions to the Fund include bonds of companies in the gaming, lodging, and energy sectors of the high yield market. Companies are working to conserve cash, reduce debt, and cut capital spending, all of which could bode well for general profitability in the future.


Sincerely,


David R. Odenath, Jr.
President
The High Yield Income Fund, Inc.

Portfolio of Investments as of August 31, 2002  THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------------------------------------

                                                             Moody's                               Principal
                                                             Rating       Interest     Maturity      Amount             Value
Description                                                (Unaudited)      Rate         Date        (000)             (Note 1)
------------------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS--133.8%
CORPORATE BONDS--129.4%
------------------------------------------------------------------------------------------------------------------------------
Aerospace--1.0%

Alliant Techsystems, Inc., Sr. Sub. Notes                      B2            8.50%        5/15/11   $     70         $     73,325
K & F Industries, Inc., Sr. Sub. Notes, Ser. B                 B2            9.25        10/15/07        350 (a)          358,750
Sequa Corp., Sr. Notes                                         Ba3           9.00          8/1/09        100               94,500
Stellex Industries, Inc., Sr. Sub. Notes, Ser. B               NR            9.50         11/1/07        500 (b)(e)            65
                                                                                                                     ------------
                                                                                                                          526,640
------------------------------------------------------------------------------------------------------------------------------
Airlines--2.5%

AMR Corp.,
   Deb.                                                        B1           10.00         4/15/21        150              111,000
   Notes, Ser. B                                               B1           10.40         3/10/11        100               74,000
Continental Airlines, Inc., Sr. Notes                          B3            8.00        12/15/05        150               99,000
Delta Air Lines, Inc.,
   Notes, Ser. C                                               Ba3           6.65         3/15/04        250 (a)          212,500
   Notes                                                       Ba3           7.70        12/15/05        350 (a)          280,000
   Notes                                                       Ba3           8.30        12/15/29        435 (a)          291,450
Northwest Airlines, Inc.,
   Notes                                                       B2            8.52          4/7/04        150              114,000
   Notes                                                       B2            7.625        3/15/05         25               18,250
   Notes                                                       B2            8.875         6/1/06        150              105,000
                                                                                                                     ------------
                                                                                                                        1,305,200
------------------------------------------------------------------------------------------------------------------------------
Automotive--5.0%

American Axle & Manufacturing, Inc., Sr. Sub. Notes            Ba3            9.75         3/1/09        200 (a)          214,000
ArvinMeritor, Inc., Notes                                      Baa3           8.75         3/1/12        350 (a)          370,796
AutoNation, Inc., Sr. Notes                                    Ba2            9.00         8/1/08         50               52,250
Dana Credit Corp.                                              Ba3            7.25       12/16/02        500 (a)          490,000
Lear Corp., Sr. Notes, Ser. B                                  Ba1            7.96        5/15/05        300              313,245
Navistar International Corp., Sr. Notes, Ser. B                Ba1            7.00         2/1/03        750 (a)          740,625
Standyne Automotive Corp., Sr. Sub. Notes, Ser. B              Caa1          10.25       12/15/07         65 (a)           52,000
United Rentals, Inc., Ser. B                                   B2             9.50         6/1/08        350 (a)          334,250
                                                                                                                     ------------
                                                                                                                        2,567,166
------------------------------------------------------------------------------------------------------------------------------
Building Materials & Components--3.6%

Beazer Homes USA, Inc.,
   Sr. Notes                                                   Ba2            8.625       5/15/11        375 (a)          377,812
   Sr. Notes                                                   Ba2            8.375       4/15/12         60               60,300

--------------------------------------------------------------------------------
See Notes to Financial Statements.     5

Portfolio of Investments as of August 31, 2002  THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------------------------------------

                                                             Moody's                               Principal
                                                             Rating       Interest     Maturity      Amount             Value
Description                                                (Unaudited)      Rate         Date        (000)             (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Building Materials & Components (cont'd.)

D.R. Horton, Inc., Notes                                       Ba1           8.00%         2/1/09   $    375 (a)     $    371,250
KB HOME,
   Sr. Notes                                                   Ba2           7.75        10/15/04        400 (a)          404,000
   Sr. Sub. Notes                                              Ba3           8.625       12/15/08        160              158,800
Nortek, Inc., Sr. Sub. Notes, Ser. B                           B3            9.875        6/15/11        500 (a)          490,000
                                                                                                                     ------------
                                                                                                                        1,862,162
------------------------------------------------------------------------------------------------------------------------------
Business Services--0.4%

Iron Mountain, Inc., Sr. Notes                                 B2            8.625         4/1/13        190              193,325
------------------------------------------------------------------------------------------------------------------------------
Cable--6.6%

Callahan Nordrhein-Westfalen, Sr. Disc. Notes, Zero
   Coupon (until 7/15/05)                                      NR            Zero         7/15/10        500 (b)            2,500
Charter Communications Holdings LLC,
   Sr. Disc. Notes, Zero Coupon (until 5/15/06)                B2            Zero         5/15/11        500 (a)          187,500
   Sr. Notes                                                   B2            9.625       11/15/09        250 (a)          173,750
   Sr. Notes                                                   B2           10.25         1/15/10        500 (a)          347,500
   Sr. Notes                                                   B2           11.125        1/15/11        470 (a)          329,000
   Sr. Notes                                                   B2           10.00         5/15/11        885 (a)          615,075
Coaxial Commerce Central Ohio, Inc., Sr. Notes                 B3           10.00         8/15/06        250 (a)          213,750
Comcast UK Cable Corp., Sr. Disc. Deb. (United Kingdom)        Caa2         11.20        11/15/07        225 (a)(d)       189,000
CSC Holdings, Inc., Sr. Sub. Deb.                              B2           10.50         5/15/16        205              153,750
Diamond Cable Co., Sr. Disc. Notes (United Kingdom)            Ca           10.75         2/15/07        500 (b)(d)        77,500
EchoStar Broadband Corp., Sr. Notes                            B1           10.375        10/1/07        425 (a)          433,500
EchoStar DBS Corp., Sr. Notes                                  B1            9.125        1/15/09        295 (a)          287,625
Insight Communications, Inc., Sr. Disc. Notes, Zero
   Coupon (until 2/15/06)                                      Caa1          Zero         2/15/11        500 (a)          167,500
Mediacom LLC, Sr. Notes                                        B2            7.875        2/15/11        250 (a)          195,000
Telewest Communications PLC, Sr. Disc. Notes, Zero
   Coupon (until 2/1/05) (United Kingdom)                      Ca            Zero          2/1/10        285 (d)           39,900
United Pan Europe,
   Sr. Disc. Notes, Ser. B, Zero Coupon (until 8/1/04)
      (Netherlands)                                            Ca            Zero          8/1/09        795 (a)(b)(d)       17,887
   Sr. Disc. Notes, Ser. B, Zero Coupon (until 2/1/05)
      (Netherlands)                                            Ca            Zero          2/1/10        100 (b)(d)         2,250
                                                                                                                     ------------
                                                                                                                        3,432,987
------------------------------------------------------------------------------------------------------------------------------
Chemicals--6.2

Avecia Group PLC (United Kingdom)                              B3           11.00          7/1/09         75 (d)           71,625
Compass Minerals Group, Inc., Sr. Notes                        B3           10.00         8/15/11        175 (a)          182,000
Huntsman ICI Chemicals LLC,
   Sr. Notes                                                   B3            9.875         3/1/09        400 (a)          410,000
   Sr. Sub. Notes                                              Caa1         10.125         7/1/09        330 (a)          293,700

--------------------------------------------------------------------------------
See Notes to Financial Statements.     6

Portfolio of Investments as of August 31, 2002  THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------------------------------------

                                                             Moody's                               Principal
                                                             Rating       Interest     Maturity      Amount             Value
Description                                                (Unaudited)      Rate         Date        (000)             (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Chemicals (cont'd.)

IMC Global, Inc.,
   Notes                                                       Ba2           6.50%         8/1/03   $    500 (a)     $    496,400
   Notes, Ser. B                                               Ba1          10.875         6/1/08         60               64,800
   Notes, Ser. B                                               Ba1          11.25          6/1/11        130              140,400
ISP Chemco, Inc., Notes, Ser. B                                B2           10.25         7/01/11        285 (a)          285,000
Lyondell Chemical Co.,
   Sec'd. Notes                                                Ba3           9.50        12/15/08        400 (a)          388,000
   Sr. Sub. Notes                                              B2           10.875         5/1/09        500 (a)          440,000
OM Group, Inc., Sr. Sub. Notes                                 B3            9.25        12/15/11        440 (a)          440,000
                                                                                                                     ------------
                                                                                                                        3,211,925
------------------------------------------------------------------------------------------------------------------------------
Computer Services--0.8%

Unisys Corp.,
   Sr. Notes                                                   Ba1           7.25         1/15/05        350              343,000
   Sr. Notes                                                   Ba1           8.125         6/1/06        100               98,000
                                                                                                                     ------------
                                                                                                                          441,000
------------------------------------------------------------------------------------------------------------------------------
Consumer Products--1.5%

Johnsondiversey, Inc., Sr. Sub. Notes                          B2            9.625        5/15/12        275              272,250
Veritas DGC, Inc., Sr. Notes, Ser. C                           Ba3           9.75        10/15/03        500 (a)          498,750
                                                                                                                     ------------
                                                                                                                          771,000
------------------------------------------------------------------------------------------------------------------------------
Containers--4.8%

Berry Plastics Corp., Sr. Sub. Notes                           B3           10.75         7/15/12        125              127,500
Greif Bros. Corp., Sr. Sub. Notes                              B2            8.875         8/1/12        300              300,750
Riverwood Int'l. Corp.,
   Sr. Notes                                                   B3           10.625         8/1/07         90               93,150
   Sr. Sub. Notes                                              Caa1         10.875         4/1/08        500              507,500
Silgan Holdings, Inc., Sr. Sub. Deb.                           B1            9.00          6/1/09        500              517,500
Stone Container Corp.,
   Sr. Notes                                                   B2            9.25          2/1/08        300 (a)          312,000
   Sr. Notes                                                   B2            8.375         7/1/12        375              378,750
Stone Container Finance Co., Sr. Sub. Notes                    B2           11.50         8/15/06        145              153,519
US Can Corp., Sr. Sub. Notes, Ser. B                           Caa1         12.375        10/1/10        105               83,475
                                                                                                                     ------------
                                                                                                                        2,474,144
------------------------------------------------------------------------------------------------------------------------------
Diversified Manufacturing Operations--0.4%

Tyco Int'l. Group S.A., Notes                                  Ba2           4.95          8/1/03        230              216,200
------------------------------------------------------------------------------------------------------------------------------
Education--0.5%

Kindercare Learning Center, Inc., Sr. Sub. Notes, Ser. B       B3            9.50         2/15/09        250 (a)          237,500

--------------------------------------------------------------------------------
See Notes to Financial Statements.     7

Portfolio of Investments as of August 31, 2002  THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------------------------------------

                                                             Moody's                               Principal
                                                             Rating       Interest     Maturity      Amount             Value
Description                                                (Unaudited)      Rate         Date        (000)             (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Electric Utilities--5.4%

AES Corp., Sr. Notes                                           Ba3           9.375%       9/15/10   $    130 (a)     $     69,550
AES Drax Holdings Ltd., Sr. Sec'd. Notes, Ser. B               Ba2          10.41        12/31/20        190 (a)          119,700
Calpine Corp.,
   Sr. Notes                                                   B1           10.50         5/15/06        500              290,000
   Sr. Notes                                                   B1            8.50         2/15/11      1,600              840,000
CMS Energy Corp., Sr. Notes                                    B3            8.375         7/1/03        750 (a)          645,000
Cogentrix Energy, Inc., Sr. Notes, Ser. B                      Baa3          8.75        10/15/08        100               73,759
Mirant Americas Generation LLC,
   Sr. Notes                                                   Ba1           7.625         5/1/06        100               66,000
   Sr. Notes                                                   Ba1           7.20         10/1/08         60               37,800
   Sr. Notes                                                   Ba1           7.90         7/15/09        450              261,000
Reliant Energy, Inc., Mid Atlantic., Ser. C                    Baa3          9.681         7/2/26        200              180,266
Westar Energy, Inc., First Mtge.                               Ba1           7.875         5/1/07        250              238,375
                                                                                                                     ------------
                                                                                                                        2,821,450
------------------------------------------------------------------------------------------------------------------------------
Electronic Components--1.7%

Amkor Technology, Inc., Sr. Notes                              B1            9.25         2/15/08        195 (a)          142,350
Fairchild Semiconductor Corp.,
   Notes                                                       B2           10.375        10/1/07        350              365,750
   Sr. Sub. Notes                                              B2           10.50          2/1/09        175 (a)          184,625
ON Semiconductor Corp., Sr. Sec'd. Notes                       B3           12.00         5/15/08        250              197,500
                                                                                                                     ------------
                                                                                                                          890,225
------------------------------------------------------------------------------------------------------------------------------
Energy--2.3%

EOTT Energy Partners LP, Sr. Notes                             Caa2         11.00         10/1/09         85 (a)           34,000
Midland Funding Corp.,
   Deb., Ser. A                                                Ba3          11.75         7/23/05        130              130,000
   Deb., Ser. B                                                Ba3          13.25         7/23/06        305 (a)          303,554
Orion Power Holdings, Inc., Sr. Notes                          Ba3          12.00          5/1/10      1,000 (a)          700,000
                                                                                                                     ------------
                                                                                                                        1,167,554
------------------------------------------------------------------------------------------------------------------------------
Environmental Services--3.6%

Allied Waste North America, Inc.,
   Sr. Notes                                                   Ba3           8.50         12/1/08        135              134,325
   Sr. Notes, Ser. B                                           Ba3           7.625         1/1/06        500 (a)          495,000
   Sr. Notes, Ser. B                                           Ba3           7.875         1/1/09        145              141,375
   Sr. Notes, Ser. B                                           B2           10.00          8/1/09        245 (a)          241,325
Browning Ferris Industries, Inc.                               Ba3           7.40         9/15/35        500 (a)          385,437
Waste Management, Inc.                                         Ba1           8.75          5/1/18        400 (a)          448,513
                                                                                                                     ------------
                                                                                                                        1,845,975

--------------------------------------------------------------------------------
See Notes to Financial Statements.     8

Portfolio of Investments as of August 31, 2002  THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------------------------------------

                                                             Moody's                               Principal
                                                             Rating       Interest     Maturity      Amount             Value
Description                                                (Unaudited)      Rate         Date        (000)             (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Financial Services--1.5%

Chevy Chase Savings Bank, Sub. Deb.                            Ba3           9.25%        12/1/05   $    250 (a)     $    249,375
Sovereign Bancorp, Inc.,
   Sr. Notes                                                   Ba2          10.25         5/15/04         85               89,250
   Sr. Notes                                                   Ba2          10.50        11/15/06        165              183,150
UCAR Finance, Inc.                                             B2           10.25         2/15/12        150              150,750
Western Financial Bank, F.S.B., Sr. Sub. Deb.                  B1            8.875         8/1/07        125              122,500
                                                                                                                     ------------
                                                                                                                          795,025
------------------------------------------------------------------------------------------------------------------------------
Foods--0.9%

Agrilink Foods, Inc., Sr. Sub. Notes                           B3           11.875        11/1/08         85 (a)           88,613
Fleming Companies, Inc.,
   Sr. Notes                                                   Ba3          10.125         4/1/08        210              206,850
   Sr. Sub. Notes                                              B2            9.875         5/1/12         50               40,500
Smithfield Foods, Inc., Sr. Notes, Ser. B                      Ba2           8.00        10/15/09        150              143,250
                                                                                                                     ------------
                                                                                                                          479,213
------------------------------------------------------------------------------------------------------------------------------
Funeral Services--1.4%

Service Corp. International, Sr. Notes                         B1            6.00        12/15/05        850 (a)          731,000
------------------------------------------------------------------------------------------------------------------------------
Gaming--10.0%

Argosy Gaming Co.,
   Sr. Sub. Notes                                              B2           10.75          6/1/09        430 (a)          466,550
   Sr. Sub. Notes                                              B2            9.00          9/1/11         75               77,437
Aztar Corp., Sr. Sub. Notes                                    Ba3           8.875        5/15/07        150 (a)          150,750
Boyd Gaming Corp., Sr. Sub. Notes                              B1            8.75         4/15/12        200              207,000
Circus Circus Enterprises, Inc.,
   Deb.                                                        Ba2           6.70        11/15/96        130 (a)          130,037
   Sr. Sub. Deb.                                               Ba3           7.625        7/15/13        200 (a)          185,000
Coast Hotels & Casinos, Inc., Sr. Sub. Notes                   B2            9.50          4/1/09        200 (a)          207,500
Hollywood Casino Corp., Sr. Sec'd. Notes                       B3           11.25          5/1/07        235 (a)          255,563
Hollywood Park, Inc., Sr. Sub. Notes, Ser. B                   Caa1          9.25         2/15/07        230              204,700
International Game Technology, Sr. Notes                       Ba1           8.375        5/15/09        100              107,500
Isle of Capri Casinos, Inc., Sr. Sub. Notes                    B2            9.00         3/15/12        110              111,375
Mandalay Resort Group, Sr. Notes                               Ba2           9.50          8/1/08        750 (a)          811,875
Mohegan Tribal Gaming Authority, Sr. Sub. Notes                Ba3           8.00          4/1/12         50               50,875
Park Place Entertainment Corp., Sr. Notes                      Ba1           7.50          9/1/09        995 (a)          992,854
Station Casinos, Inc., Sr. Sub. Notes                          B2            9.875         7/1/10        750 (a)          800,625
Venetian Casino Resort LLC, Second Mtge.                       Caa1         11.00         6/15/10        400 (a)          401,500
                                                                                                                     ------------
                                                                                                                        5,161,141

--------------------------------------------------------------------------------
See Notes to Financial Statements.     9

Portfolio of Investments as of August 31, 2002  THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------------------------------------

                                                             Moody's                               Principal
                                                             Rating       Interest     Maturity      Amount             Value
Description                                                (Unaudited)      Rate         Date        (000)             (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Gas Pipelines--0.6%

Leviathan Gas Pipeline Corp., Sr. Sub. Notes, Ser. B           B1           10.375%        6/1/09   $    300 (a)     $    306,000
------------------------------------------------------------------------------------------------------------------------------
Health Care--12.5%

ALARIS Medical, Inc.,
   Sec'd. Notes, Ser. B                                        B2           11.625        12/1/06        150              161,250
   Sr. Disc. Notes, Zero Coupon (until 8/1/03)                 Caa2          Zero          8/1/08        225              184,500
Alliance Imaging, Inc., Sr. Sub. Notes                         B3           10.375        4/15/11        100 (a)          105,500
Bio-Rad Labs, Inc., Sr. Sub. Notes                             B2           11.625        2/15/07        200 (a)          220,000
Biovail Corp., Sr. Sub. Notes                                  B2            7.875         4/1/10        200 (a)          192,000
Concentra Operating Corp., Sr. Sub. Notes                      B3           13.00         8/15/09        375 (a)          405,469
Coventry Health Care, Inc., Sr. Notes                          Ba3           8.125        2/15/12        250 (a)          257,500
Fresenius Medical Care Capital Trust IV                        Ba2           7.875        6/15/11        110               90,750
Hanger Orthopedic Group, Inc.,
   Sr. Notes                                                   B2           10.375        2/15/09        400 (a)          420,000
   Sr. Sub. Notes                                              B3           11.25         6/15/09        100              102,000
HCA - The Healthcare Company,
   Deb.                                                        Ba1           8.36         4/15/24        100              113,358
   Deb.                                                        Ba1           7.50        11/15/95        575 (a)          554,225
   Notes                                                       Ba1           7.125         6/1/06        250 (a)          264,201
HCA, Inc., Notes                                               Ba1           7.69         6/15/25        500              511,315
HEALTHSOUTH Corp., Sr. Sub. Notes                              Ba2          10.75         10/1/08        500 (a)          442,500
Magellan Health Services, Inc.,
   Sr. Notes                                                   B3            9.375       11/15/07        240              165,600
   Sr. Sub. Notes                                              Caa1          9.00         2/15/08        125 (a)           36,250
Matria Healthcare, Inc., Sr. Notes                             B2           11.00          5/1/08         40               34,300
Medquest, Inc., Sr. Sub. Notes                                 B3           11.875        8/15/12        150              148,875
Res-Care, Inc., Sr. Notes                                      B2           10.625       11/15/08        250 (a)          210,000
Rotech Healthcare, Inc., Sr. Sub. Notes                        B2            9.50          4/1/12        225              187,875
Select Medical Corp., Sr. Sub. Notes                           B3            9.50         6/15/09        420 (a)          415,800
Senior Housing Properties Trust, Sr. Notes                     Ba2           8.625        1/15/12        600 (a)          592,500
Sybron Dental Specialties, Inc., Sr. Sub. Notes                B2            8.125        6/15/12        400 (a)          396,000
Triad Hospitals Holdings, Inc., Sr. Sub. Notes, Ser. B         B2           11.00         5/15/09        260 (a)          286,000
                                                                                                                     ------------
                                                                                                                        6,497,768
------------------------------------------------------------------------------------------------------------------------------
Industrials--4.1%

Actuant Corp., Sr. Sub. Notes                                  B3           13.00          5/1/09        195              222,300
Coinmach Corp., Sr. Notes                                      B2            9.00          2/1/10        205              210,125
Eagle-Picher Industries, Inc., Sr. Sub. Notes                  Caa1          9.375         3/1/08        250 (a)          195,000
Gentek, Inc., Sr. Sub. Notes                                   Ca           11.00          8/1/09        320 (a)(b)        22,400
International Wire Group, Inc., Sr. Sub. Notes                 Caa1         11.75          6/1/05        500 (a)          413,750

--------------------------------------------------------------------------------
See Notes to Financial Statements.     10

Portfolio of Investments as of August 31, 2002  THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------------------------------------

                                                             Moody's                               Principal
                                                             Rating       Interest     Maturity      Amount             Value
Description                                                (Unaudited)      Rate         Date        (000)             (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Industrials (cont'd.)

Manitowoc Co., Inc., Sr. Sub. Notes                            B2           10.50%         8/1/12   $    225         $    232,312
Motors & Gears, Inc., Sr. Notes, Ser. D                        Caa1         10.75        11/15/06        500 (a)          460,000
Terex Corp.,
   Sr. Sub. Notes                                              B2            8.875         4/1/08        150              147,000
   Sr. Sub. Notes                                              B2            9.25         7/15/11         50               50,000
   Sr. Sub. Notes, Ser. B                                      B2           10.375         4/1/11        140              144,900
                                                                                                                     ------------
                                                                                                                        2,097,787
------------------------------------------------------------------------------------------------------------------------------
Leisure--0.9%

Premier Parks, Inc., Sr. Notes                                 B2            9.75         6/15/07        140 (a)          129,150
Regal Cinemas, Inc., Sr. Sub. Notes                            B3            9.375         2/1/12        200              205,000
Royal Caribbean Cruises Ltd.,
   Sr. Notes                                                   Ba2           8.125        7/28/04         70               66,150
   Sr. Notes                                                   Ba2           8.75          2/2/11         50               44,500
                                                                                                                     ------------
                                                                                                                          444,800
------------------------------------------------------------------------------------------------------------------------------
Lodging--6.9%

Extended Stay America, Inc., Sr. Sub. Notes                    B2            9.875        6/15/11        175 (a)          169,313
Felcore Lodging LP, Sr. Notes                                  Ba3           9.50         9/15/08        420 (a)          426,300
HMH Properties, Inc., Sr. Notes, Ser. B                        Ba3           7.875         8/1/08        310              294,500
Host Marriott LP, Sr. Notes                                    Ba3           9.50         1/15/07        350 (a)          355,687
ITT Corp.,
   Notes                                                       Ba1           6.75        11/15/05         90               87,750
   Notes                                                       Ba1           7.375       11/15/15        150              136,483
Kerzner International Ltd., Sr. Sub. Notes,                    B2            8.875        8/15/11        540              542,025
La Quinta Inns, Inc., Sr. Notes                                Ba3           7.40         9/15/05        300 (a)          294,750
MGM MIRAGE,
   Sr. Notes                                                   Ba1           8.50         9/15/10         75               79,599
   Sr. Sub. Notes                                              Ba2           8.375         2/1/11        430 (a)          441,825
Prime Hospitality Corp., Sr. Sub. Notes                        B1            8.375         5/1/12        125              119,375
Starwood Hotels & Resorts Worldwide, Inc.,
   Notes                                                       Ba1           7.375         5/1/07        570              557,175
   Notes                                                       Ba1           7.875         5/1/12         70               68,425
                                                                                                                     ------------
                                                                                                                        3,573,207
------------------------------------------------------------------------------------------------------------------------------
Media--8.5%

ABC Family Worldwide, Inc.,
   Sr. Notes                                                   Baa1          9.25         11/1/07         55               57,475
   Sr. Disc. Notes                                             Baa1         10.25         11/1/07        905 (a)          952,376

--------------------------------------------------------------------------------
See Notes to Financial Statements.     11

Portfolio of Investments as of August 31, 2002  THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------------------------------------

                                                             Moody's                               Principal
                                                             Rating       Interest     Maturity      Amount             Value
Description                                                (Unaudited)      Rate         Date        (000)             (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Media (cont'd.)

Alliance Atlantis Commerce, Inc., Sr. Sub. Notes               B1           13.00%       12/15/09   $    375 (a)     $    396,562
American Media Operations, Inc., Ser. B                        B2           10.25          5/1/09        100              103,500
Canwest Media, Inc., Sr. Sub. Notes                            B2           10.625        5/15/11        350 (a)          365,750
Entercom Radio LLC, Sr. Notes                                  Ba3           7.625         3/1/14        275 (a)          281,875
Gray Television, Inc., Sr. Sub. Notes                          B3            9.25        12/15/11        150              150,750
Lin Holdings Corp., Sr. Disc. Notes, Zero Coupon
  (until 3/1/03)                                               Caa1          Zero          3/1/08        325 (a)          313,625
Nextmedia Operating, Inc., Sr. Sub. Notes                      B3           10.75          7/1/11        275 (a)          265,375
Quebecor Media, Inc.,
   Sr. Disc. Notes, Zero Coupon (until 7/15/06)                B2            Zero         7/15/11        500 (a)          237,500
   Sr. Notes                                                   B2           11.125        7/15/11        500 (a)          417,500
Sinclair Broadcast Group, Inc., Sr. Sub. Notes                 B2            8.75        12/15/11        200              203,500
Susquehanna Media Co., Sr. Sub. Notes                          B1            8.50         5/15/09        500              502,500
Vertis, Inc., Sr. Note                                         B2           10.875        6/15/09        175              173,250
                                                                                                                     ------------
                                                                                                                        4,421,538
------------------------------------------------------------------------------------------------------------------------------
Metals--6.0%

AK Steel Corp., Sr. Notes                                      B1            7.75         6/15/12        500              497,500
Century Aluminum Co., First Mtge. Notes                        Ba3          11.75         4/15/08        350 (a)          344,750
JLG Industries, Inc., Sr. Sub. Notes                           Ba2           8.375        6/15/12        250              240,000
Joy Global, Inc., Sr. Sub. Notes, Ser. B                       B2            8.75         3/15/12        700 (a)          714,000
Oregon Steel Mills, Inc., First Mtge.                          B1           10.00         7/15/09        300              309,375
Sheffield Steel Corp., First Mtge. Notes, Ser. B               Ca           11.50         12/1/05        245 (b)           68,600
Steel Dynamics, Inc., Sr. Notes                                B2            9.50         3/15/09        365 (a)          374,125
TriMas Corp., Sr. Sub. Notes                                   B3            9.875        6/15/12        275 (a)          272,250
United States Steel LLC, Sr. Notes                             Ba3          10.75          8/1/08        235              237,350
USEC, Inc., Sr. Notes                                          Ba1           6.75         1/20/09         50 (a)           41,257
                                                                                                                     ------------
                                                                                                                        3,099,207
------------------------------------------------------------------------------------------------------------------------------
Mining--0.6%

Normandy Yandal Operations Ltd., Sr. Notes                     Ba2           8.875         4/1/08        300 (a)          306,000
------------------------------------------------------------------------------------------------------------------------------
Miscellaneous--0.3%

MSX Int'l., Inc., Sr. Notes                                    B3           11.375        1/15/08        105 (a)           68,513
Sun World Int'l., Inc., First Mtge. Notes, Ser. B              B2           11.25         4/15/04        150 (a)          109,500
                                                                                                                     ------------
                                                                                                                          178,013
------------------------------------------------------------------------------------------------------------------------------
Oil & Gas Exploration / Production--5.3%

Forest Oil Corp.,
   Sr. Notes                                                   Ba3           8.00         6/15/08        100              102,000
   Sr. Notes                                                   Ba3           8.00        12/15/11        450 (a)          455,625

--------------------------------------------------------------------------------
See Notes to Financial Statements.     12

Portfolio of Investments as of August 31, 2002  THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------------------------------------

                                                             Moody's                               Principal
                                                             Rating       Interest     Maturity      Amount             Value
Description                                                (Unaudited)      Rate         Date        (000)             (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Oil & Gas Exploration / Production (cont'd.)

Hanover Equipment Trust,
   Sr. Sec'd. Notes                                            B1            8.50%         9/1/08   $    150         $    139,500
   Sr. Sec. Notes                                              B1            8.75          9/1/11        125              115,000
Houston Exploring Co., Sr. Sub. Notes                          B2            8.625         1/1/08         85 (a)           86,912
Magnum Hunter Resources, Inc., Sr. Notes                       B2            9.60         3/15/12        125              127,500
Parker & Parsley Petroleum Co., Sr. Notes                      Ba1           8.25         8/15/07        450              454,158
Parker Drilling Co., Sr. Notes, Ser. D                         B1            9.75        11/15/06        110 (a)          109,450
Premcor USA, Inc., Sub. Ord. Notes                             B2           11.50         10/1/09        162 (a)          170,100
Pride International, Inc., Sr. Notes                           Ba2           9.375         5/1/07        140              146,300
Stone Energy Corp., Sr. Sub. Notes                             B2            8.25        12/15/11        440 (a)          445,500
Swift Energy Co., Sr. Sub. Notes                               B3           10.25          8/1/09        120              118,800
Tesoro Petroleum Corp., Sr. Sub. Notes, Ser. B                 B2            9.00          7/1/08        225 (a)          166,500
Vintage Petroleum, Inc., Sr. Sub. Notes                        B1            9.00        12/15/05          8                8,140
Western Oil Sands, Inc., Sec'd. Notes                          Ba2           8.375         5/1/12        105              105,000
                                                                                                                     ------------
                                                                                                                        2,750,485
------------------------------------------------------------------------------------------------------------------------------
Paper & Packaging--2.6%

Applied Extrusion Tech., Inc., Sr. Notes                       B2           10.75          7/1/11        155 (a)          124,000
Caraustar Industries, Inc., Sr. Sub. Notes                     Ba2           9.875         4/1/11         80               81,200
Doman Industries Ltd., Sr. Notes, Ser. B (Canda)               Ca            9.25        11/15/07         95 (a)(b)(d)     19,950
Georgia-Pacific Corp., Notes                                   Ba1           8.125        5/15/11         75               68,608
Graham Packaging Holdings Co.,
   Sr. Disc. Notes, Ser. B, Zero Coupon (until 1/15/03)        Caa2          Zero         1/15/09        600              504,000
   Sr. Sub. Notes, Ser. B                                      Caa1          8.75         1/15/08        100               94,000
Norske SKOG Ltd., Sr. Notes                                    Ba2           8.625        6/15/11        150              147,000
Radnor Holdings, Inc., Sr. Notes, Ser. B                       B2           10.00         12/1/03        120              106,800
Tembec Industries, Inc., Sr. Notes                             Ba1           7.75         3/15/12        225              214,875
                                                                                                                     ------------
                                                                                                                        1,360,433
------------------------------------------------------------------------------------------------------------------------------
Printing--0.9%

American Color Graphics, Inc., Sr. Sub. Notes                  Caa1         12.75          8/1/05        500 (a)          480,625
------------------------------------------------------------------------------------------------------------------------------
Real Estate--0.8%

Intrawest Corp., Sr. Notes                                     B1           10.50          2/1/10        250 (a)          258,750
Ventas Realty LP,
   Sr. Notes                                                   Ba3           8.75          5/1/09         80               80,800
   Sr. Notes                                                   Ba3           9.00          5/1/12         70               71,050
                                                                                                                     ------------
                                                                                                                          410,600

--------------------------------------------------------------------------------
See Notes to Financial Statements.     13

Portfolio of Investments as of August 31, 2002  THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------------------------------------

                                                             Moody's                               Principal
                                                             Rating       Interest     Maturity      Amount             Value
Description                                                (Unaudited)      Rate         Date        (000)             (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Restaurants--1.5%

Carrols Corp., Sr. Sub. Notes                                 B3            9.50%        12/1/08   $     250 (a)     $    242,813
Yum! Brands, Inc., Sr. Notes                                  Ba1           8.875        4/15/11         500 (a)          537,500
                                                                                                                     ------------
                                                                                                                          780,313
------------------------------------------------------------------------------------------------------------------------------
Retail--5.7%

Dillards, Inc.,
   Notes                                                      Ba3           6.125        11/1/03         100               98,071
   Notes                                                      Ba3           6.43          8/1/04         235 (a)          231,325
J.C. Penney Co., Inc.,
   Deb.                                                       Ba3           7.40          4/1/37         255              237,150
   Notes                                                      Ba3           9.00          8/1/12         812              783,580
Rite Aid Corp.,
   Deb.                                                       Caa3          6.875        8/15/13         250 (a)          142,500
   Deb.                                                       Caa3          7.70         2/15/27         350 (a)          192,500
   Notes                                                      Caa3          6.00        12/15/05         505 (a)          338,350
Saks, Inc.,
   Sr. Notes                                                  B1            8.25        11/15/08         800 (a)          736,000
   Sr. Notes                                                  B1            7.375        2/15/19         250 (a)          185,000
                                                                                                                     ------------
                                                                                                                        2,944,476
------------------------------------------------------------------------------------------------------------------------------
Supermarkets--0.5%

Pantry, Inc., Sr. Sub. Notes                                  B3           10.25        10/15/07         325 (a)          287,625
------------------------------------------------------------------------------------------------------------------------------
Technology--1.4%

Flextronics International Ltd., Sr. Sub. Notes                Ba2           9.875         7/1/10         425 (a)          439,875
Interact Operating Co., Sr. Notes, Payment in Kind            NR           14.00          8/1/03         771 (b)(e)         7,714
Xerox Capital (Europe) PLC, Notes (United Kingdom)            B1            5.875        5/15/04         200 (a)(d)       164,000
Xerox Corp., Sr. Notes                                        B1            9.75         1/15/09         120 (a)           99,000
                                                                                                                     ------------
                                                                                                                          710,589
------------------------------------------------------------------------------------------------------------------------------
Telecommunications--9.3%

American Tower Corp., Sr. Notes                               Caa1          9.375         2/1/09          60               37,200
AT&T Corp., Notes                                             Baa2          7.75          3/1/07          75               72,422
Crown Castle International Corp., Sr. Notes                   B3           10.75          8/1/11         295 (a)          196,175
Dobson Communications Corp., Sr. Notes                        B3           10.875         7/1/10         210              153,300
Fairpoint Communications, Sr. Sub. Notes                      Caa1         12.50          5/1/10         245 (a)          169,050
Impsat Corp., Sr. Notes                                       C            12.375        6/15/08         125 (b)            2,500
Level 3 Communications, Inc.,
   Sr. Disc. Notes, Zero Coupon (until 12/1/03)               Caa3          Zero         12/1/08         280              112,000
   Sr. Sub. Notes                                             Ba3           7.625        6/15/12         300              310,500

--------------------------------------------------------------------------------
See Notes to Financial Statements.     14

Portfolio of Investments as of August 31, 2002  THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------------------------------------

                                                             Moody's                               Principal
                                                             Rating       Interest     Maturity      Amount             Value
Description                                                (Unaudited)      Rate         Date        (000)             (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Telecommunications (cont'd.)

Netia Holdings BV, Sr. Disc. Notes, Ser. B                     Ca           11.25%        11/1/07   $    290 (b)     $     49,300
Nextel Communications, Inc.,
   Sr. Disc. Notes, Zero Coupon (until 9/15/02)                B3            Zero         9/15/07      1,115              908,725
   Sr. Notes                                                   B3            9.375       11/15/09         38               29,640
Nortel Networks Ltd., Sr. Conv. Notes                          Ba3           6.125        2/15/06         60               29,400
PanAmSat Corp., Sr. Notes                                      Ba3           8.50          2/1/12        210 (a)          193,463
Qwest Capital Funding, Inc.,
   Gtd. Notes                                                  B2            7.90         8/15/10        110               61,600
   Notes                                                       B2            7.25         2/15/11        130               73,450
Qwest Corp., Notes                                             Ba3           6.375       10/15/02      1,000 (a)          975,000
Rogers Wireless, Inc., Sr. Sec. Notes                          Ba3           9.625         5/1/11        125               86,250
Sprint Capital Corp.,
   Notes                                                       Baa3          5.70        11/15/03        400 (a)          370,349
   Notes                                                       Baa3          8.375        3/15/12        300 (a)          258,551
Star Choice Communications, Sr. Notes                          B3           13.00        12/15/05        100              100,000
Tritel PCS, Inc.,
   Sr. Sub. Notes                                              Baa2         10.375        1/15/11         65               61,425
   Sr. Sub. Notes, Zero Coupon (until 5/15/04)                 Baa2          Zero         5/15/09        228 (a)          186,960
Voicestream Wireless Corp., Sr. Disc. Notes, Zero
   Coupon (until 11/15/04)                                     Baa2          Zero        11/15/09        465 (a)          372,000
                                                                                                                     ------------
                                                                                                                        4,809,260
------------------------------------------------------------------------------------------------------------------------------
Tobacco--0.2%

DIMON, Inc., Sr. Notes, Ser. B                                 Ba3           9.625       10/15/11         80               83,200
------------------------------------------------------------------------------------------------------------------------------
Transportation--0.7%

Stena AB, Sr. Notes (Sweden)                                   Ba3           8.75         6/15/07        400 (a)(d)       380,500
                                                                                                                     ------------
Total corporate bonds (cost $73,709,839)                                                                               67,053,258
                                                                                                                     ------------
------------------------------------------------------------------------------------------------------------------------------
ASSET BACKED SECURITIES--0.3%

Continental Airlines, Inc., Ser. 96-C                          Ba2           9.50        10/15/13        153              134,603
                                                                                                                     ------------
Total asset backed securities (cost $114,009)                                                                             134,603
                                                                                                                     ------------
------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS--0.1%

Nortel Networks Corp.                                          Ba3           4.25          9/1/08         85               34,531
Solectron Corp.                                                Ba3           Zero          5/8/20         79               45,820
                                                                                                                     ------------
Total convertible bonds (cost $130,603)                                                                                    80,351
                                                                                                                     ------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.     15

Portfolio of Investments as of August 31, 2002  THE HIGH YIELD INCOME FUND, INC.
----------------------------------------------- --------------------------------

                                                       Value
Description                         Shares           (Note 1)
-----------------------------------------------------------------
COMMON STOCKS(c)--0.8%

PSF Group Holdings, Inc., Class A       279 (e)    $      418,860
Star Gas Partners, LP                   308                 5,593
UnitedGlobalCom, Inc., Class A            2                     4
                                                   --------------
Total common stocks
  (cost $462,549)                                         424,457
                                                   --------------
PREFERRED STOCKS--3.2%

CSC Holdings, Inc., 11.125%,
  Payment in Kind                     6,858               411,480
CSC Holdings, Inc., 11.75%,
  Payment in Kind, Ser. H             7,640               466,040
InterAct Systems, Inc., Ser. B,
  14.00%                              1,100                    11
McLeodUSA, Inc., Ser. A               1,868                 4,297
Paxon Communications Corp.,
  13.25%, Payment in Kind                78               468,000
Primedia, Inc., Ser. D, 10.00%        2,335                84,060
Sinclair Broadcast Group, Inc.,
  11.625%, Payment in Kind            2,000 (a)           209,000
Viasystems Group, Inc., Ser. B,
  8.00%                              14,314 (c)                 0
                                                   --------------
Total preferred stocks
  (cost $2,927,834)                                     1,642,888
                                                   --------------
                                                       Value
Description                         Warrants         (Note 1)
-----------------------------------------------------------------
WARRANTS(c)

Intelcom Group, Inc., expiring
  9/15/05                             9,900        $           99
InterAct Electronic Marketing,
  Inc., expiring 12/15/09             1,100                    11
InterAct Systems, Inc., expiring
  8/1/03                              1,100                    11
McLeodUSA, Inc., expiring 4/16/07     4,141                   373
MGC Communications, Inc.,
  expiring 10/1/04                      200                     0
Pagemart Nationwide, Inc.,
  expiring 12/31/03                   4,600 (e)                 4
R & B Falcon Corp., expiring
  5/1/09                                 75                 9,375
Sterling Chemical Holdings, Inc.,
  expiring 8/15/08                      140                    84
Telus Corp., expiring 9/15/05
  (Canada)                            4,049 (d)(e)              4
XM Satellite Radio, Inc.,
  expiring 3/15/10                      150                     0
                                                   --------------
Total warrants
  (cost $583,199)                                           9,961
                                                   --------------
Total long-term investments
  (cost $77,928,033)                                   69,345,518
                                                   --------------

-----------------------------------------------------------------
See Notes to Financial Statements.     16

Portfolio of Investments as of August 31, 2002  THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------------------------------------

                                                                                                    Principal
                                                                           Interest     Maturity     Amount             Value
Description                                                                  Rate         Date        (000)            (Note 1)
------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT--3.3%

Joint Repurchase Agreement Account
   (cost $1,691,000; Note 5)                                                 1.897%        9/3/02   $  1,691         $  1,691,000
                                                                                                                     ------------
Total Investments--137.1%
(cost $79,619,033; Note 4)                                                                                             71,036,518
Liabilities in excess of other assets--(37.1%)                                                                        (19,230,712)
                                                                                                                     ------------
Net Assets--100.0%                                                                                                   $ 51,805,806
                                                                                                                     ------------
                                                                                                                     ------------

---------------
(a) Total or partial principal amount segregated as collateral for line of credit. Aggregate value of segregated securities--$42,537,502; (Note 6).
(b) Issuer in default on interest payment, non-income producing security.
(c) Non-income producing securities.
(d) US $ Denominated Bonds-Foreign Issuers.
(e) Fair-valued security--value is determined by the Valuation Committee or Board of Directors in consultation with the investment adviser.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional Information contains a description of Moody's and Standard & Poor's ratings.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     17

THE HIGH YIELD INCOME FUND, INC.
Statement of Assets and Liabilities
----------------------------------------------------------------
Assets                                           August 31, 2002

Investments, at value (cost $79,619,033)......     $71,036,518
Interest and dividend receivable..............       1,535,731
Receivable for investments sold...............         694,515
Other assets..................................           1,016
                                                 ---------------
   Total assets...............................      73,267,780
                                                 ---------------
Liabilities

Loan payable (Note 6).........................      21,000,000
Payable for investments purchased.............         153,783
Accrued expenses..............................          81,864
Deferred directors' fees......................          69,182
Loan interest payable.........................          49,155
Payable to custodian..........................          47,005
Dividends payable.............................          31,051
Management fee payable........................          29,934
                                                 ---------------
   Total liabilities..........................      21,461,974
                                                 ---------------
Net Assets....................................     $51,805,806
                                                 ---------------
                                                 ---------------
Net assets were comprised of:
   Common stock, at par.......................     $   114,360
   Paid-in capital in excess of par...........      89,401,318
                                                 ---------------
                                                    89,515,678

   Undistributed net investment income........         324,358
   Accumulated net realized loss on
      investments.............................     (29,451,715)
   Net unrealized depreciation on
      investments.............................      (8,582,515)
                                                 ---------------
Net assets, August 31, 2002...................     $51,805,806
                                                 ---------------
                                                 ---------------
Net asset value and redemption price per share
   ($51,805,806 / 11,435,967 shares of common
   stock issued and outstanding)..............           $4.53
                                                 ---------------
                                                 ---------------

THE HIGH YIELD INCOME FUND, INC.
Statement of Operations
---------------------------------------------------------------

                                                      Year
                                                      Ended
Net Investment Income                            August 31, 2002

Income
   Interest...................................     $ 7,385,158
   Dividends..................................         260,809
                                                 ---------------
                                                     7,645,967
                                                 ---------------
Expenses
   Management fee.............................         397,693
   Custodian's fees and expenses..............         167,000
   Reports to shareholders....................          42,000
   Transfer agent's fees and expenses.........          42,000
   Registration fees..........................          35,000
   Audit fee..................................          30,000
   Legal fees and expenses....................          14,000
   Directors' fees and expenses...............          12,000
   Miscellaneous..............................           5,149
                                                 ---------------
      Total operating expenses................         744,842
   Loan interest expense (Note 6).............         575,565
                                                 ---------------
      Total expenses..........................       1,320,407
                                                 ---------------
Net investment income.........................       6,325,560
                                                 ---------------
Realized and Unrealized
Loss on Investments

Net realized loss on investment
   transactions...............................      (8,876,609)
Net change in net unrealized depreciation on
   investments................................      (1,228,275)
                                                 ---------------
Net loss on investments.......................     (10,104,884)
                                                 ---------------
Net Decrease in Net Assets
Resulting from Operations.....................     $(3,779,324)
                                                 ---------------
                                                 ---------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.     18

THE HIGH YIELD INCOME FUND, INC.
Statement of Cash Flows
---------------------------------------------------------------
                                                      Year
                                                     Ended
                                                   August 31,
Increase (Decrease) in Cash                           2002

Cash flows provided from (used in) operating
   activities:
   Interest and dividends received (excluding
      discount and premium amortization of
      $877,539)................................   $  6,939,914
   Operating expenses paid.....................       (775,541)
   Loan interest paid..........................       (681,153)
   Maturities of short-term portfolio
      investments, net.........................        432,000
   Purchases of long-term portfolio
      investments..............................    (97,486,845)
   Proceeds from disposition of long-term
      portfolio investments....................     95,452,471
   Prepaid expenses............................            410
                                                  ------------
   Net cash provided from operating
      activities...............................      3,881,256
                                                  ------------
Cash flows provided from (used in) financing
   activities:
   Cash dividends paid (excluding reinvestment
      of dividends of $396,720)................     (5,943,377)
   Additional borrowing........................      2,000,000
                                                  ------------
Net decrease in cash...........................        (62,121)
Cash at beginning of year......................         15,116
                                                  ------------
Payable to custodian at end of year............   $    (47,005)
                                                  ------------
                                                  ------------
Reconciliation of Net Increase in Net Assets to
Net Cash Provided from (used in) Operating
Activities

Net decrease in net assets resulting from
   operations..................................   $ (3,779,324)
                                                  ------------
Increase in investments........................     (1,939,181)
Net realized loss on investment transactions...      8,876,609
Net change in net unrealized depreciation on
   investments.................................      1,228,275
Decrease in interest and dividends
   receivable..................................        171,486
Increase in receivable for investment sold.....       (694,515)
Decrease in prepaid expenses and other
   assets......................................            410
Increase in payable for investments
   purchased...................................        153,783
Decrease in accrued expenses and other
   liabilities.................................       (136,287)
                                                  ------------
   Total adjustments...........................      7,660,580
                                                  ------------
Net cash provided from operating activities....   $  3,881,256
                                                  ------------
                                                  ------------

THE HIGH YIELD INCOME FUND, INC.
Statement of Changes in Net Assets
---------------------------------------------------------------
                                        Year Ended August 31,
Decrease                              -------------------------
in Net Assets                             2002          2001
                                      -------------------------
Operations
   Net investment income............  $ 6,325,560    $ 7,053,471
   Net realized loss on investment
      transactions..................   (8,876,609)    (5,548,539)
   Net change in net unrealized
      depreciation of investments...   (1,228,275)    (2,083,571)
                                      -----------    -----------
   Net decrease in net assets
      resulting from operations.....   (3,779,324)      (578,639)
Dividends paid to shareholders
   from net investment income.......   (6,330,687)    (6,799,202)
Net asset value of shares issued to
   shareholders in reinvestment of
   dividends........................      396,720        237,196
                                      -----------    -----------
Total decrease......................   (9,713,291)    (7,140,645)

Net Assets
Beginning of year...................   61,519,097     68,659,742
                                      -----------    -----------
End of year(a)......................  $51,805,806    $61,519,097
                                      -----------    -----------
                                      -----------    -----------
---------------
(a) Includes undistributed net
    investment income of............  $   324,358    $   212,384
                                      -----------    -----------
                                      -----------    -----------

--------------------------------------------------------------------------------
See Notes to Financial Statements.     19

Notes to Financial Statements                   THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------------------------------------
The High Yield Income Fund, Inc. (the 'Fund') was organized in Maryland on August 21, 1987 as a diversified, closed-end management investment company. The Fund's primary investment objective is to maximize current income to shareholders through investment in a diversified portfolio of high-yield, fixed-income securities rated in the medium to lower categories by recognized rating services, or nonrated securities of comparable quality. As a secondary investment objective, the Fund will seek capital appreciation, but only when consistent with its primary objective. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic or political developments in a specific industry or region.

------------------------------------------------------------
Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: Portfolio securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued at prices provided by principal market makers and pricing agents. Any security for which the primary market is on an exchange is valued at the last sales price on such exchange on the day of valuation or, if there was no sale on such day, the last bid price quoted on such day. Securities issued in private placements are valued at the bid price or the mean between the bid and asked prices, if available, provided by principal market makers. Any security for which a reliable market quotation is unavailable is valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund's policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction including accrued interest. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. The Fund's custodian will maintain, in a segregated account of the Fund, cash, U.S. Government securities, equity securities or other liquid, unencumbered assets marked to market daily, having a value equal to or greater than the Fund's purchase commitments with respect to certain investments.

The Fund may invest up to 20% of its total assets in securities which are not readily marketable, including those which are restricted as to disposition under securities law ('restricted securities').

Cash Flow Information: The Fund invests in securities and distributes dividends from net investment income which are paid in cash or are reinvested at the discretion of shareholders. These activities are reported in the Statement of Changes in Net Assets and additional information on cash receipts and cash payments is presented in the Statement of Cash Flows.

Accounting practices that do not affect reporting activities on a cash basis include carrying investments at value, accruing income on PIK (payment-in-kind) securities and accreting market discounts and amortizing premiums on debt obligations. Payable to custodian, as used in the Statement of Cash Flows, is the amount reported as 'Payable to custodian' in the Statement of Assets and Liabilities.

Security Transactions and Investment Income: Security transactions are recorded on the trade date. Realized and unrealized gains (losses) from securities transactions are calculated on the identified cost basis. Interest income, which is comprised of stated coupon rate, original issue discount, market discount and premium, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discounts and amortizing premiums on debt securities. Prior to September 1, 2001, the Fund did not accrete market discounts and amortize premiums on debt securities. Upon initial adoption, the Fund was required to adjust the cost of its fixed-income securities by the cumulative amounts that would have been recognized had the amortization been in effect from the purchase date of each holding. Adopting this accounting principle does not affect the Fund's net asset value, but changes the classification of certain amounts between interest income and realized and unrealized gain (loss) in the Statement of Operations. The cumulative adjustment upon initial adoption through August 31, 2002 resulted in a decrease to undistributed net investment income of $273,021 and an increase to unrealized appreciation on investments of $273,021.
--------------------------------------------------------------------------------
                                       20

Notes to Financial Statements                   THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------------------------------------
The current adjustments for the year ended August 31, 2002 resulted in a decrease to net investment investment income of $140,211, an increase to net realized gains of $217,647 and an increase to unrealized depreciation of $77,436.

Federal Income Taxes: It is the Fund's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Fund expects to pay dividends of net investment income monthly and make distributions at least annually of net capital gains, if any. Dividends and distributions are recorded on the ex-dividend date.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

------------------------------------------------------------
Note 2. Agreements
The Fund has a management agreement with Prudential Investments LLC ('PI'). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. ('PIM'). PIM furnishes investment advisory services in connection with the management of the Fund. PI pays for the services of PIM, the compensation of officers and employees of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed weekly and payable monthly, at an annual rate of .70 of 1% of the average weekly net assets of the Fund.

PI and PIM are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. ('The Prudential').

------------------------------------------------------------
Note 3. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the year ended August 31, 2002 aggregated $97,726,237 and $96,062,794, respectively.

------------------------------------------------------------
Note 4. Tax Information

For the year ended August 31, 2002, the tax character of total dividends paid, as reflected in the Statement of Changes in Net Assets, of $6,330,687 was ordinary income.

As of August 31, 2002, the accumulated undistributed earnings on a tax basis was a $355,409 (includes a timing difference of $31,051 for dividends payable) of ordinary income. In addition, the capital loss carryforward was approximately $22,501,300, of which $263,000 expires in 2003, $5,569,500 expires in 2004,
$1,361,400 expires in 2007, $3,336,700 expires in 2008, $5,010,500 expires in
2009 and $6,960,200 expires in 2010. In addition, the Fund will elect to treat net capital losses of approximately $6,334,700 incurred in the ten month period ended August 31, 2002 as having been incurred in the next year. Accordingly, no capital gains distribution is expected to be paid to shareholders until net realized gains have been realized in excess of such amounts.

The United States federal income tax basis of the Fund's investments and the net unrealized depreciation as of August 31, 2002 was as follows:

                                                         Net
 Tax Basis of                                         Unrealized
 Investments       Appreciation     Depreciation     Depreciation
--------------     ------------     ------------     ------------
 $ 80,234,767       $ 1,554,098     $(10,752,348)    $ (9,198,250)

The difference between book basis and tax basis was attributable to deferred losses on wash sales and differences in the treatment of premium and market discount amortization for book and tax purposes.

------------------------------------------------------------
Note 5. Joint Repurchase Agreement Account

The Fund, along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. As of August 31, 2002, the Fund had a 0.69% undivided interest in the repurchase agreements in the joint account. The undivided interest for the Fund represented $1,691,000 in principal amount. As of such date, each repurchase agreement in the joint account and the collateral therefore was as follows:

Bank of America, 1.89%, in the principal amount of $81,318,000, repurchase price $83,335,497, due 9/3/02. The value of the collateral including accrued interest was $82,944,361.

UBS Warburg, 1.89%, in the principal amount of $81,318,000, repurchase price $83,335,497, due 9/3/02. The value of the collateral including accrued interest was $82,947,095.

Merrill Lynch, 1.91%, in the principal amount of $81,318,000, repurchase price $81,335,257, due 9/3/02. The value of the collateral including accrued interest was $82,948,527.
--------------------------------------------------------------------------------
                                       21

Notes to Financial Statements                   THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------------------------------------
Note 6. Borrowings

The Fund has approved a $25,000,000 uncommitted line of credit with State Street Bank & Trust Co. Interest on any such borrowings outstanding fluctuates daily, at one percentage point over the Federal Funds rate.

The average daily balance outstanding and the maximum face amount of borrowings outstanding at any month end for the year ended August 31, 2002 was $18,931,507 and $21,000,000 respectively, at a weighted average interest rate of 3.01%.

------------------------------------------------------------
Note 7. Capital

There are 200 million shares of $.01 par value common stock authorized. Prudential owned 11,000 shares of common stock as of August 31, 2002.

During the fiscal years ended August 31, 2002 and 2001, the Fund issued 75,218 and 41,633 shares, respectively, in connection with the reinvestment of dividends.

------------------------------------------------------------
Note 8. Dividends and Distributions

On September 3 and October 1, 2002 the Board of Directors of the Fund declared dividends of $.0425 per share payable on September 30 and October 31, 2002, respectively, to shareholders of record on September 16 and October 15, 2002, respectively.
--------------------------------------------------------------------------------
                                       22

Financial Highlights                            THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------------------------------------

                                                                         Year Ended August 31,
                                                        -------------------------------------------------------
                                                         2002*       2001        2000        1999        1998
                                                        -------     -------     -------     -------     -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year(a)...............    $  5.42     $  6.07     $  6.62     $  6.91     $  7.58
                                                        -------     -------     -------     -------     -------
Net investment income...............................        .57         .62         .63         .71         .74
Net unrealized and unrealized loss on investments...       (.90)       (.67)       (.52)       (.28)       (.69)
                                                        -------     -------     -------     -------     -------
   Total from investment operations.................       (.33)       (.05)        .11         .43         .05
                                                        -------     -------     -------     -------     -------
Dividends paid to shareholders from net investment
   income...........................................       (.56)       (.60)       (.64)       (.72)       (.72)
Distributions to shareholders in excess of net
   investment income................................         --          --          --(c)       --          --
Return of capital distributions.....................         --          --        (.02)         --          --
                                                        -------     -------     -------     -------     -------
   Total dividends and distributions................       (.56)       (.60)       (.66)       (.72)       (.72)
                                                        -------     -------     -------     -------     -------
Net asset value, end of year(a).....................    $  4.53     $  5.42     $  6.07     $  6.62     $  6.91
                                                        -------     -------     -------     -------
                                                        -------     -------     -------     -------
Market price per share, end of year(a)..............    $  4.67     $  5.95     $  5.69     $  6.81     $  6.38
                                                        -------     -------     -------     -------     -------
                                                        -------     -------     -------     -------     -------
TOTAL INVESTMENT RETURN(b)..........................     (12.52)%     16.68%      (5.98)%     18.55%     (10.19)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000).......................    $51,806     $61,519     $68,660     $74,861     $77,632
Average net assets (000)............................    $56,741     $64,140     $71,239     $77,389     $85,511
Ratios to average net assets:
   Expenses, before loan interest...................       1.31%       1.23%       1.16%       1.12%       1.09%
   Total expenses...................................       2.33%       3.11%       2.95%       2.69%       2.64%
   Net investment income............................      11.15%      11.00%      10.01%      10.36%       9.64%
Portfolio turnover rate.............................        133%         81%         88%         85%         73%
Asset coverage......................................        349%        424%        427%        474%        488%
Total debt outstanding at year-end (000)............    $21,000     $19,000     $21,000     $20,000     $20,000

---------------
(a) NAV and market value are published in The Wall Street Journal each Monday.
(b) Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the closing market price on the last day of each period reported. Dividends are assumed, for the purpose of this calculation, to be reinvested at prices obtainable under the Fund's dividend reinvestment plan. This amount does not reflect brokerage commissions.
(c) Less than $.005 per share.
* Effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discounts and amortizing premiums on debt securities. The effect of this change for the year ended August 31, 2002 was to decrease net investment income per share by $0.02 and increase net realized and unrealized gain (loss) per share by $0.02 and decrease the ratio of net investment income from 11.40% to 11.15%. Per share amounts and ratios for the years ended prior to August 31, 2002 have not been restated to reflect this change in presentation.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     23

Report of Independent Accountants               THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of The High Yield Income Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations, of cash flows and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The High Yield Income Fund, Inc. (the 'Fund') at August 31, 2002, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
October 24, 2002
--------------------------------------------------------------------------------
                                       24

Other Information (Unaudited)                   THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------------------------------------

Dividend Reinvestment Plan. Shareholders may elect to have all distributions of dividends and capital gains automatically reinvested in Fund shares (Shares) pursuant to the Fund's Dividend Reinvestment Plan (the Plan). Shareholders who do not participate in the Plan will receive all distributions in cash paid by check mailed directly to the shareholders of record (or, if the shares are held in street or other nominee name, then to the nominee) by the custodian, as dividend disbursing agent. Shareholders who wish to participate in the Plan should contact the Fund at (800) 451-6788.

Equiserve L.P., (the Plan Agent) serves as agent for the shareholders in administering the Plan. After the Fund declares a dividend or capital gains distribution, if (1) the market price is lower than net asset value, the participants in the Plan will receive the equivalent in Shares valued at the market price determined as of the time of purchase (generally, following the payment date of the dividend or distribution); or if (2) the market price of Shares on the payment date of the dividend or distribution is equal to or exceeds their net asset value, participants will be issued Shares at a price equal to net asset value but not less than 95% of the market price. If net asset value exceeds the market price of Shares on the payment date or the Fund declares a dividend or other distribution payable only in cash, the Plan Agent will, as agent for the participants, receive the cash payment and use it to buy Shares in the open market. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value per share, the average per share purchase price paid by the Plan Agent may exceed the net asset value per share, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. The Fund will not issue Shares under the Plan below net asset value.

Except for certain brokerage commissions, as described below, there is no other charge to participants for reinvesting dividends or capital gain distributions. The Plan Agent's fees for the handling of the reinvestment of dividends and distributions will be paid by the Fund. There will be no brokerage commissions charged with respect to shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions. The automatic reinvestment of dividends and distributions will not relieve participants of any federal income tax that may be payable on such dividends or distributions.

The Fund reserves the right to amend or terminate the Plan upon 90 days' written notice to shareholders of the Fund.

Participants in the Plan may withdraw from the Plan upon written notice to the Plan Agent and will receive certificates for whole Shares and cash for fractional Shares.

All correspondence concerning the Plan should be directed to the Plan Agent, Equiserve L.P., P.O. Box 43011, Providence, RI 02940-3011.
--------------------------------------------------------------------------------
                                       25

Management of the Fund (Unaudited)              THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------------------------------------
Information pertaining to the Directors of the Fund is set forth below. Directors who are not deemed to be 'interested persons' of the Fund as defined in the Investment Company Act of 1940, as amended (the Investment Company Act or the 1940 Act) are referred to as 'Independent Directors.' Directors who are deemed to be 'interested persons' of the Fund are referred to as 'Interested Directors.' 'Fund Complex' consists of the Fund and any other investment companies managed by PI.

      Independent Directors

                                                                                                          Number of
                                             Term of Office                                             Portfolios in
                                               and Length                                               Fund Complex
                             Position(s)        of Time               Principal Occupation(s)            Overseen by
Name, Address** and Age       With Fund        Served***                During Past 5 Years               Director
---------------------------------------------------------------------------------------------------------------------
Eugene C. Dorsey (75)          Director        Since 1987     Retired President, Chief Executive             78
                                                              Officer and Trustee of the Gannett
                                                              Foundation (now Freedom Forum) (since
                                                              December 1989); formerly Publisher of
                                                              four Gannett newspapers and Vice
                                                              President of Gannett Co., Inc.; Chairman
                                                              of Independent Sector, Washington, D.C.
                                                              (largest national coalition of
                                                              philanthropic organizations); Chairman
                                                              of the American Council for the Arts;
                                                              Director of the Advisory Board of Chase
                                                              Manhattan Bank of Rochester.

Delayne Dedrick Gold (64)      Director        Since 1996     Marketing Consultant.                          89

Thomas T. Mooney (60)          Director        Since 1996     President of the Greater Rochester Metro       95
                                                              Chamber of Commerce; formerly Rochester
                                                              City Manager; formerly Deputy Monroe
                                                              County Executive; Trustee of Center for
                                                              Governmental Research, Inc.; Director of
                                                              Blue Cross of Rochester, Monroe County
                                                              Water Authority and Executive Service
                                                              Corps of Rochester.

Stephen P. Munn (60)           Director        Since 1999     Formerly Chief Executive Officer               73
                                                              (1988-2001) and President of Carlisle
                                                              Companies Incorporated.

Richard A. Redeker (59)        Director        Since 1993     Formerly Management Consultant of              73
                                                              Invesmart, Inc. (August 2001-October
                                                              2001); formerly employee of PI (October
                                                              1996-December 1998).
                                        Other
                                 Directorships Held
Name, Address** and Age          by the Director****
--------------------------  ---------------------------
Eugene C. Dorsey (75)       Director (since 1996) of
                            First Financial Fund, Inc.
                            (First Financial) and
                            Director of the High Yield
                            Plus Fund, Inc. (High Yield
                            Plus).

Delayne Dedrick Gold (64)                --

Thomas T. Mooney (60)       Director, President and
                            Treasurer (since 1986) of
                            First Financial, Inc. and
                            Director (since 1988) of The
                            High Yield Plus Fund, Inc.

Stephen P. Munn (60)        Chairman of the Board (since
                            January 1994) and Director
                            (since 1988) of Carlisle
                            Companies Incorporated
                            (manufacturer of industrial
                            products); Director of
                            Gannett Co., Inc. (publishing
                            and media).

Richard A. Redeker (59)                  --

--------------------------------------------------------------------------------
                                       26

Management of the Fund (Unaudited)              THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------------------------------------

                                                                                                          Number of
                                             Term of Office                                             Portfolios in
                                               and Length                                               Fund Complex
                             Position(s)        of Time               Principal Occupation(s)            Overseen by
Name, Address** and Age       With Fund        Served***                During Past 5 Years               Director
---------------------------------------------------------------------------------------------------------------------
Nancy H. Teeters (72)          Director        Since 1996     Economist; formerly Vice President and         72
                                                              Chief Economist of International
                                                              Business Machines Corporation; formerly
                                                              Director of Inland Steel Industries
                                                              (July 1984-1999); formerly Governor of
                                                              The Federal Reserve (September 1978-June
                                                              1984).

Louis A. Weil, III (61)        Director        Since 1996     Formerly Chairman (January 1999-July           73
                                                              2000), President and Chief Executive
                                                              Officer (January 1996-July 2000) and
                                                              Director (since September 1991) of
                                                              Central Newspapers, Inc.; formerly
                                                              Chairman of the Board (January 1996-July
                                                              2000), Publisher and Chief Executive
                                                              Officer (August 1991-December 1995) of
                                                              Phoenix Newspapers, Inc.
                                        Other
                                 Directorships Held
Name, Address** and Age          by the Director****
--------------------------       --------------------
Nancy H. Teeters (72)                    --

Louis A. Weil, III (61)                  --

      Interested Directors

                                                                                                          Number of
                                             Term of Office                                             Portfolios in
                                               and Length                                               Fund Complex
                             Position(s)        of Time               Principal Occupation(s)            Overseen by
Name, Address** and Age       With Fund        Served***                During Past 5 Years               Director
---------------------------------------------------------------------------------------------------------------------
*Robert F. Gunia (55)       Vice President     Since 1996     Executive Vice President and Chief             112
                             and Director                     Administrative Officer (since June 1999)
                                                              of PI; Executive Vice President and
                                                              Treasurer (since January 1996) of PI;
                                                              President (since April 1999) of
                                                              Prudential Investment Management
                                                              Services LLC (PIMS); Corporate Vice
                                                              President (since September 1997) of The
                                                              Prudential Insurance Company of America
                                                              (Prudential); formerly Senior Vice
                                                              President (March 1987-May 1999) of
                                                              Prudential Securities Incorporated
                                                              (Prudential Securities); formerly Chief
                                                              Administrative Officer (July 1989-
                                                              September 1996), Director (January
                                                              1989-September 1996) and Executive Vice
                                                              President, Treasurer and Chief Financial
                                                              Officer (June 1987-December 1996) of
                                                              Prudential Mutual Fund Management, Inc.
                                        Other
                                 Directorships Held
Name, Address** and Age          by the Director****
--------------------------  ----------------------------
*Robert F. Gunia (55)       Vice President and Director
                            (since May 1989) of The Asia
                            Pacific Fund, Inc.

--------------------------------------------------------------------------------
                                       27

Management of the Fund (Unaudited)              THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------------------------------------

                                                                                                          Number of
                                             Term of Office                                             Portfolios in
                                               and Length                                               Fund Complex
                             Position(s)        of Time               Principal Occupation(s)            Overseen by
Name, Address** and Age       With Fund        Served***                During Past 5 Years               Director
---------------------------------------------------------------------------------------------------------------------
*David R. Odenath, Jr (45)  President and      Since 1999     President, Chief Executive Officer and         115
                               Director                       Chief Operating Officer (since June
                                                              1999) of PI; Senior Vice President
                                                              (since June 1999) of Prudential;
                                                              formerly Senior Vice President (August
                                                              1993-May 1999) of PaineWebber Group,
                                                              Inc.

*Judy A. Rice (54)          Vice President     Since 2000     Executive Vice President (since 1999) of       111
                             and Director                     PI; formerly various positions to Senior
                                                              Vice President (1992-1999) of Prudential
                                                              Securities; and various positions to
                                                              Managing Director (1975-1992) of Salomon
                                                              Smith Barney; Member of Governors of the
                                                              Money Management Institute; Member of
                                                              the Prudential Securities Operating
                                                              Council and a Member of the Board of
                                                              Directors for the National Association
                                                              for Variable Annuities.
                                        Other
                                 Directorships Held
Name, Address** and Age          by the Director****
--------------------------       --------------------
*David R. Odenath, Jr (45)               --

*Judy A. Rice (54)                       --

Information pertaining to the Officers of the Fund who are not Directors is set forth below.

      Officers

                                                                               Term of Office
                                                                                 and Length
                                                                 Position         of Time
                        Name, Address** and Age                 With Fund        Served***
                        ----------------------------------------------------------------------
                        Grace C. Torres (43)                  Treasurer and      Since 1995
                                                                Principal
                                                              Financial and
                                                                Accounting
                                                                 Officer

                        Deborah A. Docs (44)                    Secretary        Since 1989

                        Marguerite E.H. Morrison (46)           Assistant        Since 2002
                                                                Secretary

                                                                       Principal Occupations
                        Name, Address** and Age                         During Past 5 Years
                        ------------------------------------  ---------------------------------------
                        Grace C. Torres (43)                  Senior Vice President (since January
                                                              2000) of PI; formerly First Vice
                                                              President (December 1996-January 2000)
                                                              of PI and First Vice President (March
                                                              1993-1999) of Prudential Securities.

                        Deborah A. Docs (44)                  Vice President and Corporate Counsel
                                                              (since January 2001) of Prudential; Vice
                                                              President and Assistant Secretary (since
                                                              December 1996) of PI.

                        Marguerite E.H. Morrison (46)         Vice President and Chief Legal Officer -
                                                              Mutual Funds and Unit Investment Trusts
                                                              (since August 2000) of Prudential;
                                                              Senior Vice President and Assistant
                                                              Secretary (since February 2001) of PI;
                                                              Vice President and Assistant Secretary
                                                              of PIMS (since October 2001), previously
                                                              Vice President and Associate General
                                                              Counsel (December 1996 - February 2001)
                                                              of PI and Vice President and Associate
                                                              General Counsel (September 1987 -
                                                              September 1996) of Prudential
                                                              Securities.

--------------------------------------------------------------------------------
                                       28

Management of the Fund (Unaudited)              THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------------------------------------

    * 'Interested' Director, as defined in the 1940 Act, by reason of employment with the Manager, the Subadviser or the
      Distributor.

   ** Unless otherwise noted, the address of the Directors and officers is c/o: Prudential Investments LLC, Gateway Center Three,
      100 Mulberry Street, Newark, New Jersey 07102.

  *** The Fund's Articles of Incorporation and Bylaws provide that the Board of Directors is divided into three classes of
      Directors, as nearly equal in number as possible. Each Director serves for a term of three years, with one class being elected each year. Each year the term of office of one class will expire. In addition, the Board of Directors has adopted a retirement policy which calls for the retirement of Directors on December 31 of the year in which they reach the age of 75.
      The table shows the number of years in which they have served as Director or Officer.

 **** This column includes only directorships of companies required to register or file reports with the SEC under the Securities and Exchange Act of 1934 (that is, 'public companies') or other investment companies registered under the 1940 Act.

Additional information about the Fund's Directors is included in the Fund's Statement of Additional Information which is available without charge, upon request, by calling (800) 225-1852 or (732) 482-7555 (Calling from outside the U.S.)

--------------------------------------------------------------------------------
                                       29

------------------------------------------------------

            Directors
            Eugene C. Dorsey
            Delayne Dedrick Gold
            Robert F. Gunia
            Thomas T. Mooney
            Stephen P. Munn
            David R. Odenath, Jr.
            Richard A. Redeker
            Judy A. Rice
            Nancy H. Teeters
            Louis A. Weil, III

            Officers
            David R. Odenath, Jr., President
            Robert F. Gunia, Vice President
            Judy A. Rice, Vice President
            Grace C. Torres, Treasurer
            Deborah A. Docs, Secretary
            Marguerite E. H. Morrison, Assistant Secretary

            Manager
            Prudential Investments LLC
            Gateway Center Three
            100 Mulberry Street
            Newark, NJ 07102-4077

            Investment Adviser
            Prudential Investment Management, Inc.
            Gateway Center Two
            Newark, NJ 07102

            Custodian
            State Street Bank and Trust Company
            One Heritage Drive
            North Quincy, MA 02171

            Transfer Agent
            Equiserve L.P.
            PO Box 43011
            Providence, RI 02940-3011

            Independent Accountants
            PricewaterhouseCoopers LLP
            1177 Avenue of the Americas
            New York, NY 10036

            Legal Counsel
            Shearman & Sterling
            599 Lexington Avenue
            New York, NY 10022

               This report is for stockholder information. This is not a
            prospectus intended for use in the purchase or sale of fund shares.

                              The High Yield Income Fund, Inc.
                                    Gateway Center Three
                                    100 Mulberry Street
                                   Newark, NJ 07102-4077
                                  Toll free (800) 451-6788

               The views expressed in this report and information about the
            Fund's holdings are for the period covered by this report and are subject to change thereafter.

                          The Prudential Insurance Company of America
                                      751 Broad Street
                                      Newark, NJ 07102

            429904105                                                IFS-A074897